Lease Arrangements - Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amounts
Right-of-use assets	$ 26,277	$ 29,921
Additions to right-of-use assets	9,800	9,844	$ 8,335
Depreciation charge for right-of-use assets	12,287	11,066	9,264
Land and buildings
Carrying amounts
Right-of-use assets	25,582	29,371
Depreciation charge for right-of-use assets	11,901	10,681	8,981
Others
Carrying amounts
Right-of-use assets	695	550
Depreciation charge for right-of-use assets	$ 386	$ 385	$ 283